Focus 137 497j
                                 March 23, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

                   Re: Van Kampen Focus Portfolios, Series 137
                       (File No. 333-72881) (CIK No. 1025296)


Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on March 23, 1999.

                                                          Very truly yours,

                                                          VAN KAMPEN FUNDS INC.